Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [Line Items]
Carrying amount	$ 133,810	$ 117,228
Contractual cash flows	(146,742)	(117,341)
6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(102,318)	(116,672)
6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(2,984)	(135)
1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(10,919)	(232)
2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(18,438)	(301)
More Than Five Years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(12,083)	(1)
Lease Liabilities [Member]
Disclosure of financial assets [Line Items]
Carrying amount	24,553
Contractual cash flows	(35,539)
Lease Liabilities [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(3,236)
Lease Liabilities [Member] | 6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(2,779)
Lease Liabilities [Member] | 1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(4,978)
Lease Liabilities [Member] | 2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(12,463)
Lease Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(12,083)
Secured bank loans [Member]
Disclosure of financial assets [Line Items]
Carrying amount	1,031	707
Contractual cash flows	(1,188)	(820)
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(207)	(151)
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(205)	(135)
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(371)	(232)
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(405)	(301)
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows		(1)
Trades and other payables [Member]
Disclosure of financial assets [Line Items]
Carrying amount	70,747	110,970
Contractual cash flows	(70,747)	(110,970)
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(70,747)	(110,970)
Other Liabilities Related to Business Combination [Member]
Disclosure of financial assets [Line Items]
Carrying amount	14,921
Contractual cash flows	(16,710)
Other Liabilities Related to Business Combination [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(5,570)
Other Liabilities Related to Business Combination [Member] | 1-2 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(5,570)
Other Liabilities Related to Business Combination [Member] | 2-5 years [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	(5,570)
Refund due to customers [Member]
Disclosure of financial assets [Line Items]
Carrying amount	22,558	5,551
Contractual cash flows	(22,558)	(5,551)
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial assets [Line Items]
Contractual cash flows	$ (22,558)	$ (5,551)